Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Footnotes) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 25, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Interest expense	$ 6,946	$ 6,927	$ 20,840	$ 15,409
Due to affiliates	160,757		160,757			$ 200,000
Outstanding principal balance	285,500		285,500			$ 296,600
Brookfield
Related Party Transaction [Line Items]
Long-term debt fair value at acquisition date					$ 163,600
Subordinated Promissory Notes | 2016 Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Interest expense	$ 4,700	$ 5,000	$ 14,600	5,000
Interest rate, percentage	10.00%		10.00%		10.00%
Due to affiliates					$ 200,000
Subordinated Promissory Notes | Brookfield Promissory Note
Related Party Transaction [Line Items]
Interest expense	$ 300		$ 300
Interest rate, percentage	10.00%		10.00%
Due to affiliates	$ 200,000		$ 200,000		$ 200,000
Convertible Promissory Note | Petrojarl Knarr FPSO
Related Party Transaction [Line Items]
Interest expense				$ 3,200
Interest rate, percentage		6.50%		6.50%
Outstanding principal balance of convertible debt		$ 100,000		$ 100,000
Six Month Loan
Related Party Transaction [Line Items]
Interest expense				$ 5,000
Interest rate, percentage		10.00%		10.00%
Outstanding principal balance of convertible debt		$ 100,000		$ 100,000
Debt instrument, term				6 months
Conventional Tanker Segment
Related Party Transaction [Line Items]
Early termination fee received				$ 4,000